Associated entities and consolidated subsidiaries - Associated entities - Roll forward (Details) $ in Millions	Dec. 31, 2021 MXN ($)
Associated entities
Carrying amount of the investment in associated entities , Balance as the beginning of year	$ 1,001
Carrying amount of the investment in associated entities , Balance the end of year	1,380
Santander Merchant Platform Solutions Mexico, S.A. de C.V.
Associated entities
Carrying amount of the investment in associated entities , Balance as the beginning of year	1,001
Carrying amount of the investment in associated entities , Balance the end of year	$ 1,380